Website and Software Development Costs, Net (Details) - Schedule website and software development costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule website and software development costs [Abstract]
Capitalized website and software development costs	$ 64,478	$ 51,370
Less accumulated amortization	(46,077)	(34,889)
Capitalized website and software development costs, net	$ 18,401	$ 16,481